STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Nov. 30, 2025	Nov. 30, 2024
Cash flows from operating activities
Net loss	$ (1,504,430)	$ (666,995)	$ (5,260,632)	$ (1,020,057)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on impairment				70,000
Amortization expense	941		1,515
(Gain) loss on foreign currency transactions	9,779	430	13,118	(574)
Non-cash lease adjustment	24,638		3,662
Non-cash consulting fees		15,250	137,250	167,750
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	(27,670)	66,571	416,093	101,316
Deposits			(71,506)
Prepaid expenses	107,639	(141,708)	(162,470)	(427)
Due to related parties	(214,231)	(59,015)	(238,443)	518,468
Net cash used in operating activities	(1,569,303)	(785,897)	(5,161,413)	(163,524)
Cash flows from investing activities
Purchase of intangible assets	(10,694)		(67,430)
Investment in mineral rights	(18,155)	(300,000)	(1,193,415)	(70,000)
Net cash provided by (used in) investing activities	69,348	(300,000)	(1,260,845)	(70,000)
Cash flows from financing activities
Proceeds from the issuance of common shares, net of share issuance costs		1,073,087	7,436,308	233,667
Proceeds from the issuance of redeemable common stock			300,000
Net cash provided by financing activities	31,639,457	2,423,557	7,736,308	233,667
Effects of foreign exchange on cash	(7,648)		(12,839)	574
Increase in cash	30,131,854	1,337,660	1,301,211	717
Cash and restricted cash, beginning of period	1,301,928	717	717
Cash and restricted cash, end of period	31,433,782	1,338,377	1,301,928	717
Supplemental disclosure of non-cash information
Share issuance costs in accounts payable		4,929		$ 4,929
Share issuance costs settled in shares	$ 3,000,000		348,194
Investment in mineral rights in accounts payable			7,975
Consultant bonus settled by issuance of bonus shares		$ 183,000	183,000
Consulting fees paid by issuance of shares			$ 122,000